Schedule of consideration received or receivable (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Jul. 02, 2024 USD ($)	Jul. 02, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
IfrsStatementLineItems [Line Items]
Total disposal consideration	$ 800	$ 1,200
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Purchase price	2,600	4,000	$ 2,613	$ 4,000
Working capital adjustment	1,800	2,800	(1,822)	(2,789)
Cash	800	1,200	791	1,211
Fair value of contingent consideration
Less costs to sell
Total disposal consideration			791	1,211
Estimated carrying amount of net assets sold	(40)	(50)	(36)	(54)
Gain on sale	$ 800	$ 1,300	$ 827	$ 1,265